UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

           MainStay Funds Trust
           51 Madison Avenue
           New York, NY  10010
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2.
      The name of each series of class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):                                                           [X]
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3.    Investment Company Act File Number:                811-22321
      Securities Act File Number:                        002-86082

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4(a). Last day of fiscal year for which this Form is filed:      10/31/12

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4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (
      See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). ___ Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal
            year pursuant to Section 24(f):*                      $6,972,795,519
                                                                  --------------

      (ii)  Aggregate price of securities redeemed or repurchased
            during the fiscal year: *                             $6,974,936,344
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      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission:           $           0
                                                                  --------------

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                        -$6,974,936,344
                                                                 ---------------


      (v)   Net sales-If Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $           0
                                                                  --------------

      (vi)  Redemption credits available for use in future years if Item 5(i)is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $   2,140,825
                                                                  --------------

      (vii) Multiplier for determining registration fee
            (See Instruction C.9):

                                                                     x .00013640
                                                                  --------------

      (viii)  Registration fee due [multiply Item 5(v)
              by Item 5(vii)] enter "0" for no fee is due):     = $            0
                                                                  ==============

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

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7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):       +$            0
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8.    Total of the amount of the registration fee due plus any interest due
      (line 5(viii) plus line 7):                                =             0
                                                                  ==============


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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


      Method of Delivery:                   ___  Wire Transfer
                                            ___  Mail or othermeans

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

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*:        /s/ Jack R. Benintende
                                  -----------------------
                                  Jack R. Benintende
                                  Treasurer and Principal Financial and
                                  Accounting Officer



Date:  January 29, 2013